Exempt Party-In-Interest Transactions (Details) - EBP 001	Dec. 31, 2025 shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares outstanding (in shares)	211,155,322
Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	50,853